Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income
The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government financial instruments	1,473,604	3,024,700
Other Chilean debt financial instruments	5,006	6,656
Foreign debt financial instruments	1,208,875	1,504,669
Subtotal	2,687,485	4,536,025
Other financial instruments
Commercial loans	55,005	105,257
Mortgage loans	19,898	-
Subtotal	74,903	105,257

Total	2,762,388	4,641,282

Schedule of Financial Debt Instruments	As of December 31, 2024 and 2023 detail of financial debt instruments is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	199,903	2,286,541
Chilean Treasury bonds and notes	1,273,701	737,705
Other Chilean government financial instruments	-	454
Subtotal	1,473,604	3,024,700
of which sold under repurchase agreement	397,334	207,280
Other Chilean debt financial securities
Other Chilean banks debt financial instruments	5,006	6,656
Other Chilean financial instruments	-	-
Subtotal	5,006	6,656
of which sold under repurchase agreement	-	91
Foreign financial debt securities
Foreign governments and fiscal entities debt financial instruments	1,001,105	1,238,866
Other foreign debt financial instruments	207,770	265,803
Subtotal	1,208,875	1,504,669
of which sold under repurchase agreement	-	127,752
Total	2,687,485	4,536,025

Schedule of Fair Value and the Corresponding ECL
The changes in the fair value and the corresponding ECL as of December 31, 2024 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2024	4,536,025	-	-	4,536,025
New financial assets purchased	15,287,999	-	-	15,287,999
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(17,299,536)	-	-	(17,299,536)
Changes in measument of financial assets	162,997	-	-	162,997
Other adjustments	-	-	-	-
At December 31, 2024	2,687,485	-	-	2,687,485

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2024	787	-	-	787
New financial assets purchased	2,386	-	-	2,386
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(2,763)	-	-	(2,763)
Changes due to changes in credit risk	5	-	-	5
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	415	-	-	415
The changes in the fair value and the corresponding ECL as of December 31, 2023 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2023	5,880,733	-	-	5,880,733
New financial assets purchased	41,150,092	-	-	41,150,092
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(42,616,549)	-	-	(42,616,549)
Changes in measument of financial assets	121,749	-	-	121,749
Other adjustments	-	-	-	-
At December 31, 2023	4,536,025	-	-	4,536,025

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2023	877	-	-	877
New financial assets purchased	9,051	-	-	9,051
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(9,174)	-	-	(9,174)
Changes due to changes in credit risk	33	-	-	33
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	787	-	-	787

Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments
Gross profits and losses realized on the sale of available for sale investments as of December 31, 2024, 2023 and 2022 is as follows:

	As of December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	3,548,049	6,837,112	452,668
Realized profits	9,038	392	121
Sale of debt financial instruments at FVOCI generating realized losses	1,235,689	1,605,762	1,122,222
Realized losses	55,998	134,485	22,195

Schedule of Gross Carrying Amount
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	105,382	-	-	105,382
New financial assets originated	36,909			36,909
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(89,808)	-	-	(89,808)
Changes in measument of financial assets	3,663	-	-	3,663
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	56,146	-	-	56,146
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	125	-	-	125
New financial assets originated	148			148
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(29)	-	-	(29)
Changes due to changes un credit risk	897	-	-	897
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,141	-	-	1,141

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	-	-	-	-
New financial assets originated	21,060			21,060
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes in measument of financial assets	(1,139)	-	-	(1,139)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	19,921	-	-	19,921

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	-	-	-	-
New financial assets originated	22	-	-	22
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	1	-	-	1
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	23	-	-	23
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,917	-	-	15,917
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,382	-	-	105,382

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	68,440	-	-	-	-	-	68,440
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(37,704)	-	-	-	-	-	(37,704)
Write-off	-	-	-	-	-	-	-
Other adjustments	547	-	-	-	-	-	547
At December 31, 2024	31,283	-	-	-	-	-	31,283

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	2	-	-	-	-	-	2
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2024	1	-	-	-	-	-	1
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	32,991	-	-	-	-	-	32,991
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	35,495	-	-	-	-	-	35,495
Write-off	-	-	-	-	-	-	-
Other adjustments	(46)	-	-	-	-	-	(46)
At December 31, 2023	68,440	-	-	-	-	-	68,440

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2023	2	-	-	-	-	-	2
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(1,108,548)	535,745	1,108,548	-	-	-
Transfers from stage 1 to stage 3	(1,674)	(24,780)	0	0	1,674	24,780	-
Transfers from stage 2 to stage 3	-	-	(162,278)	(328,832)	162,278	328,832	-
Transfers from stage 2 to stage 1	238,276	802,344	(238,276)	(802,344)	-	-	-
Transfers from stage 3 to stage 2	-	-	15,818	161,388	(15,818)	(161,388)	-
Transfers from stage 3 to stage 1	-	(4,471)	-	-	-	4,471	-
Net changes of financial assets	356	326,487	(195,131)	(117,497)	2,469	(30,580)	(13,896)
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	35,381	(44,955)	(10,178)	20,186	(950)	1,208	692
At December 31, 2024	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	23,668	37,913	35,714	31,921	343,056	187,322	659,594
Transfers
Transfers from stage 1 to stage 2	(3,579)	(27,395)	11,418	90,547	-	-	70,991
Transfers from stage 1 to stage 3	(8)	(1,102)	0	0	212	4,967	4,069
Transfers from stage 2 to stage 3	-	-	(11,419)	(46,020)	54,694	102,745	100,000
Transfers from stage 2 to stage 1	1,261	8,777	(6,304)	(48,605)	-	-	(44,871)
Transfers from stage 3 to stage 2	-	-	3,132	15,908	(5,738)	(33,554)	(20,252)
Transfers from stage 3 to stage 1	-	(341)	-	-	-	1,538	1,197
Net changes of the exposure and modifications in credit risk	6,539	29,205	5,347	(9,481)	78,060	43,907	153,577
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	(1,617)	(15)	(566)	564	(162)	193	(1,603)
At December 31, 2024	26,264	47,042	37,322	34,834	356,823	183,118	685,403
*ECL allowance of corporate loans in stage 3, includes MCh$165,935 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	10,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589
Transfers:
Transfers from stage 1 to stage 2	(520,813)	(732,573)	520,813	732,573	-	-	-
Transfers from stage 1 to stage 3	(4,278)	(40,314)	-	-	4,278	40,314	-
Transfers from stage 2 to stage 3	-	-	(228,472)	(236,712)	228,472	236,712	-
Transfers from stage 2 to stage 1	505,152	353,714	(505,152)	(353,714)	-	-	-
Transfers from stage 3 to stage 2	-	-	93,978	144,542	(93,978)	(144,542)	-
Transfers from stage 3 to stage 1	44	10,951	-	-	(44)	(10,951)	-
Net changes of financial assets	297,075	528,353	(206,999)	(30,373)	(34,094)	(26,215)	527,747
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	11,131	(3,474)	1	416	-	(1,121)	6,953
At December 31, 2023	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	38,718	44,535	61,094	30,262	285,762	201,195	661,566
Transfers
Transfers from stage 1 to stage 2	(4,221)	(26,250)	11,509	81,669	-	-	62,707
Transfers from stage 1 to stage 3	(23)	(1,759)	-	-	1,723	6,896	6,837
Transfers from stage 2 to stage 3	-	-	(19,808)	(40,855)	88,874	66,626	94,837
Transfers from stage 2 to stage 1	6,715	7,286	(16,407)	(50,448)	-	-	(52,854)
Transfers from stage 3 to stage 2	-	-	12,317	24,741	(19,752)	(37,198)	(19,892)
Transfers from stage 3 to stage 1	-	131	-	-	(12)	(1,209)	(1,090)
Net changes of the exposure and modifications in credit risk	(17,720)	17,065	(12,984)	(13,112)	51,564	37,059	61,872
Write-off	-	-	-	-	(65,102)	(82,530)	(147,632)
Other adjustments	199	(3,095)	(7)	(336)	(1)	(3,517)	(6,757)
At December 31, 2023	23,668	37,913	35,714	31,921	343,056	187,322	659,594
*ECL allowance of corporate loans in stage 3, includes MCh$155,903 from cash flow discounted methodology.
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	14,635,723	1,713,185	724,531	17,073,439
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	3,369,333	-	-
Transfers from stage 1 to stage 3	(35,377)	-	35,377	-
Transfers from stage 2 to stage 3	-	(628,525)	628,525	-
Transfers from stage 2 to stage 1	2,873,839	(2,873,839)	-	-
Transfers from stage 3 to stage 2	-	476,841	(476,841)	-
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of financial assets	654,681	(112,062)	(15,611)	527,008
Write-off	-	-	(43,800)	(43,800)
Other adjustments	3,123	(1)	-	3,122
At December 31, 2024	14,762,656	1,944,932	852,181	17,559,769

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	8,651	53,371	154,111	216,133
Transfers
Transfers from stage 1 to stage 2	(6,317)	82,155	-	75,838
Transfers from stage 1 to stage 3	(152)	-	2,088	1,936
Transfers from stage 2 to stage 3	-	(31,271)	69,241	37,970
Transfers from stage 2 to stage 1	6,727	(72,900)	-	(66,173)
Transfers from stage 3 to stage 2	-	39,601	(82,961)	(43,360)
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	1,438	(10,626)	57,014	47,826
Write-off	-	-	(43,800)	(43,800)
Other adjustments	-	-	-	-
At December 31, 2024	10,347	60,330	155,693	226,370
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	14,672,080	367,467	689,462	15,729,009
Transfers:
Transfers from stage 1 to stage 2	(2,265,541)	2,265,541	-	-
Transfers from stage 1 to stage 3	(108,610)	-	108,610	-
Transfers from stage 2 to stage 3	-	(397,175)	397,175	-
Transfers from stage 2 to stage 1	936,562	(936,562)	-	-
Transfers from stage 3 to stage 2	-	419,626	(419,626)	-
Transfers from stage 3 to stage 1	20,596		(20,596)	-
Net changes of financial assets	1,377,161	(5,294)	7,851	1,379,718
Write-off	-		(38,193)	(38,193)
Other adjustments	3,475	(418)	(152)	2,905
At December 31, 2023	14,635,723	1,713,185	724,531	17,073,439

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	19,388	10,462	132,906	162,756
Transfers
Transfers from stage 1 to stage 2	(12,382)	58,302	-	45,920
Transfers from stage 1 to stage 3	(848)	-	6,813	5,965
Transfers from stage 2 to stage 3	-	(18,422)	35,303	16,881
Transfers from stage 2 to stage 1	6,893	(57,982)	-	(51,089)
Transfers from stage 3 to stage 2	-	58,566	(71,378)	(12,812)
Transfers from stage 3 to stage 1	135	-	(1,414)	(1,279)
Net changes of the exposure and modifications in credit risk	(4,536)	2,490	90,071	88,025
Write-off	-	-	(38,193)	(38,193)
Other adjustments	1	(45)	3	(41)
At December 31, 2023	8,651	53,371	154,111	216,133
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	4,512,156	790,276	295,918	5,598,350
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	1,598,648	-	-
Transfers from stage 1 to stage 3	(13,378)	-	13,378	-
Transfers from stage 2 to stage 3	-	(407,231)	407,231	-
Transfers from stage 2 to stage 1	1,120,827	(1,120,827)	-	-
Transfers from stage 3 to stage 2	-	56,750	(56,750)	-
Transfers from stage 3 to stage 1	(55,724)	-	55,724	-
Net changes of financial assets	962,821	(237,880)	(58,336)	666,605
Write-off	-	-	(353,290)	(353,290)
Other adjustments	30	20	(77)	(27)
At December 31, 2024	4,928,084	679,756	303,798	5,911,638

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	57,429	83,897	132,936	274,262
Transfers:
Transfers from stage 1 to stage 2	(35,872)	147,854	-	111,982
Transfers from stage 1 to stage 3	(1,120)	-	2,084	964
Transfers from stage 2 to stage 3	-	(124,939)	176,595	51,656
Transfers from stage 2 to stage 1	14,080	(70,567)	-	(56,487)
Transfers from stage 3 to stage 2	-	13,209	(27,238)	(14,029)
Transfers from stage 3 to stage 1	(5,053)	-	16,613	11,560
Net changes of the exposure and modifications in the credit risk	29,215	38,155	186,928	254,298
Write-off	-	-	(353,290)	(353,290)
Other adjustments	-	-	-	-
At December 31, 2024	58,679	87,609	134,628	280,916
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	4,826,096	217,866	238,850	5,282,812
Transfers:
Transfers from stage 1 to stage 2	(1,189,650)	1,189,650	-	-
Transfers from stage 1 to stage 3	(61,922)	-	61,922	-
Transfers from stage 2 to stage 3	-	(376,383)	376,383	-
Transfers from stage 2 to stage 1	282,491	(282,491)	-	-
Transfers from stage 3 to stage 2	-	82,015	(82,015)	-
Transfers from stage 3 to stage 1	3,629	-	(3,629)	-
Net changes of financial assets	651,516	(40,384)	(24,502)	586,630
Write-off	-	-	(271,123)	(271,123)
Other adjustments	(4)	3	32	31
At December 31, 2023	4,512,156	790,276	295,918	5,598,350
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	94,203	73,973	160,768	328,944
Transfers:
Transfers from stage 1 to stage 2	(89,169)	198,290	-	109,121
Transfers from stage 1 to stage 3	(3,917)	-	9,723	5,806
Transfers from stage 2 to stage 3	-	(155,653)	225,902	70,249
Transfers from stage 2 to stage 1	15,328	(78,238)	-	(62,910)
Transfers from stage 3 to stage 2	-	33,946	(56,076)	(22,130)
Transfers from stage 3 to stage 1	521	-	(2,003)	(1,482)
Net changes of the exposure and modifications in the credit risk	40,463	11,580	65,730	117,773
Write-off	-	-	(271,123)	(271,123)
Other adjustments	-	(1)	15	14
At December 31, 2023	57,429	83,897	132,936	274,262

Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2024:

	Less than 12 months				More than 12 months				Total
2024	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	199,943	199,903	3	(43)	-	-	-	-	199,943	199,903	3	(43)
Chilean Treasury bonds and notes	1,350,122	1,273,701	16,609	(93,030)	-	-	-	-	1,350,122	1,273,701	16,609	(93,030)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	1,550,065	1,473,604	16,612	(93,073)	-	-	-	-	1,550,065	1,473,604	16,612	(93,073)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,002,107	1,001,105	2,903	(3,905)	-	-	-	-	1,002,107	1,001,105	2,903	(3,905)
Other foreign debt financial instruments	207,770	207,770	-	-	-	-	-	-	207,770	207,770	-	-
Subtotal	1,209,877	1,208,875	2,903	(3,905)	-	-	-	-	1,209,877	1,208,875	2,903	(3,905)
Loans and account receivable from customer
Commercial loans	53,914	55,005	1,091	-	-	-	-	-	53,914	55,005	1,091	-
Mortgage loans	21,441	19,898	-	(1,543)					21,441	19,898	-	(1,543)
Subtotal	75,355	74,903	1,091	(1,543)	-	-	-	-	75,355	74,903	1,091	(1,543)

Total	2,840,320	2,762,388	20,613	(98,545)	-	-	-	-	2,840,320	2,762,388	20,613	(98,545)
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2023:

	Less than 12 months				More than 12 months				Total
2023	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government instruments					-	-	-	-
Chilean Central Bank financial instruments	2,286,208	2,286,541	417	(84)	-	-	-	-	2,286,208	2,286,541	417	(84)
Chilean Treasury bonds and notes	801,738	737,705	24,466	(88,499)	-	-	-	-	801,738	737,705	24,466	(88,499)
Other Chilean government financial instruments	444	454	10	-	-	-	-	-	444	454	10	-
Subtotal	3,088,390	3,024,700	24,893	(88,583)	-	-	-	-	3,088,390	3,024,700	24,893	(88,583)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)
Other Chilean financial instruments					-	-	-	-	-	-	-	-
Subtotal	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)

Foreign financial debt instruments
Foreign governments and fiscal entities debt financial instruments	1,264,768	1,238,866	18,330	(44,232)	-	-	-	-	1,264,768	1,238,866	18,330	(44,232)
Other foreign debt financial instruments	260,401	265,803	6,966	(1,564)	-	-	-	-	260,401	265,803	6,966	(1,564)
Subtotal	1,525,169	1,504,669	25,296	(45,796)	-	-	-	-	1,525,169	1,504,669	25,296	(45,796)
Loans and account receivable from customer
Commercial loans	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
Subtotal	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
					-	-	-	-
Total	4,731,030	4,641,282	50,212	(139,960)	-	-	-	-	4,731,030	4,641,282	50,212	(139,960)